Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000089187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 10,000		$ 9,990	$ 10,053	$ 10,585	$ 10,917	$ 11,522	$ 10,766	$ 11,035	$ 11,150	$ 11,442	$ 12,159
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,014	10,170	10,797	11,030	11,884	10,947	11,262	11,497	11,688	12,429
Bloomberg Hawaii Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Hawaii Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,002	$ 10,096	$ 10,673	$ 10,997	$ 11,671	$ 10,837	$ 11,174	$ 11,253	$ 11,465	$ 12,167